Financial Instruments and Risk Management (Market Risk - Terms of Derivative Financial Instruments Used to Hedge Interest Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SWAP contracts from variable interest to fixed interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)		$ (7)
Stated amount		$ 150
Maturity date (in years)		2024
Interest rate range		2.47%-2.60%
SWAP contracts from fixed ILS interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ 23	$ 119
Stated amount	$ 462	$ 579
Maturity date (in years)	2024-2034	2034
Interest rate range	2.4-4.74	2.40%-4.74%